Equity	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
Equity

29. Equity

a) Share capital

As of December 31, 2025, the share capital was US$61,614 corresponding to 4,539,007,580 shares issued and fully paid without par value. The Board of Directors may, regardless of changes to by-laws, approve the issue and cancelation of common shares, including the capitalization of profits and reserves to the extent authorized.

	December 31, 2025
Previ (i)	381,002,396	–	381,002,396
Mitsui&co (i)	286,347,055	–	286,347,055
Blackrock, Inc (ii)	267,178,371	–	267,178,371
Total shareholders with more than 5% of capital	934,527,822	–	934,527,822
Free floating	3,334,252,319	–	3,334,252,319
Golden shares (iii)	–	12	12
Total outstanding (without shares in treasury)	4,268,780,141	12	4,268,780,153
Shares in treasury	270,227,427	–	270,227,427
Total capital	4,539,007,568	12	4,539,007,580

(i) Number of shares owned by shareholders, as per statement provided by the custodian, based on shares listed at B3.

(ii) Number of shares as reported in BlackRock, Inc.’s Schedule 13G/A, filed with the SEC.

(iii) Number of special class preferred shares ("golden shares") held by the Brazilian Federal Government, which grants it limited veto power over certain Company resolutions, as well as the right to elect and dismiss one member to the Fiscal Council.

In January, 2026 (subsequent event), Capital World Investors reported an increase in its shareholding interest in Vale S.A., bringing its ownership to 227,690,911 shares, representing 5.02% of the total shares issued.

b) Cancellation of treasury shares

During 2023, the Board of Directors approved cancellations of common shares issued by the Company, acquired and held in treasury, without reducing the amount of its share capital, as shown below. The effects were transferred in shareholders' equity as "Treasury shares cancelled", between the "Revenue reserve" and "Treasury shares". There were no shares cancellations in 2024 and in 2025.

	Number of canceled shares	Carrying amount
Cancellation approved on March 2, 2023	239,881,683	4,164
Year ended December 31, 2023	239,881,683	4,164

c) Share buyback program

On February 19, 2025, the Board of Directors approved the common shares buyback program, limited to a maximum of 120,000,000 common shares or their respective ADRs, with a term of 18 months started from the end of the ongoing program. No share buybacks were carried out in 2025.

	Total of shares repurchased			Effect on cash flows
Year ended December 31,	2025	2024	2023	2025	2024	2023
Shares buyback program up to 150,000,000 shares (i)
Acquired by Parent	-	18,251,159	1,500,000	-	240	22
Acquired by wholly owned subsidiaries	-	12,672,414	1,500,000	-	169	22
	-	30,923,573	3,000,000	-	409	44

Shares buyback program up to 500,000,000 shares (ii)
Acquired by Parent	-	-	93,638,352	-	-	1,378
Acquired by wholly owned subsidiaries	-	-	88,058,750	-	-	1,292
	-	-	181,697,102	-	-	2,670

Shares buyback program	-	30,923,573	184,697,102	-	409	2,714

(i) On October 26, 2023 a new share buyback program limited to a maximum of 150,000,000 common shares and their respective ADRs, for a period of up to 18 months. The program was terminated in 2025.

(ii) On April 27, 2022, the Board of Directors approved the common share repurchase program, limited to a maximum of 500,000,000 common shares or their respective ADRs, for a period of up to 18 months. The program was terminated in 2023.

d) Profit distribution

	2025	2024	2023
Net income of the year	2,352	6,166	7,983
Appropriation to tax incentive reserve	(560)	(392)	(891)
Net income after appropriations to tax incentive reserve	1,792	5,774	7,092

Minimum remuneration to shareholders (i)	527	1,698	2,042

Additional remuneration according to shareholders remuneration policy (ii)	2,800	1,394	2,066
Additional remuneration beyond the shareholders remuneration policy (iii)	1,000	500	2,000
Additional remuneration beyond the mandatory minimum:	3,800	1,894	4,066
From the net income for the year	1,265	1,894	4,066
From the profit reserves	2,535	-	-

Total remuneration to shareholders	4,327	3,592	6,108
Appropriation to statutory reserve	-	2,182	984

(i) Mandatory minimum remuneration corresponding to 25% of the net income after appropriations to legal reserve and tax incentive reserve, according to Vale S.A.’s by-laws.

(ii) According to the Vale S.A.'s shareholders remuneration policy, minimum remuneration to Vale S.A.'s shareholders is calculated based on 30% of the adjusted EBITDA (as defined in note 3) less sustaining capital investments, which represented US$4,371 (2024: US$4,538 and 2023: US$4,269) for the year ended December 31, 2025. Therefore, the additional remuneration to comply with the policy was US$2,800.

(iii) In addition, the Board of Directors approved dividends beyond the policy calculation in the amount of US$1,000, totaling US$4,327 in remuneration to shareholders.

In 2022, the 20% limit of the share capital for the establishment of the legal reserve was reached, in accordance with Article 193 of Law 6,404 and Article 39 of the Parent Company’s Bylaws.

e) Remuneration approved

The Vale S.A.'s By-laws determines as its minimum mandatory remuneration to Vale shareholders an amount equal to 25% of the net income, after appropriations to legal and tax incentive reserves. The remuneration approved as interest on capital (“JCP”) is gross up with the income tax applicable to Vale’s shareholders. The remuneration to Vale’s shareholders was based on the following resolutions:

	Approval date	Payment date	Remuneration per share (US$)	Total amount approved
Dividends related to fiscal year 2022	2/16/2023	3/22/2023	0.352	1,569
Interest on capital (JCP) related to fiscal year 2023	7/27/2023	9/1/2023	0.403	1,744
Dividends and interest on capital (JCP) related to fiscal year 2023	10/26/2023	12/1/2023	0.465	2,000
				5,313
Dividends related to fiscal year 2023	2/22/2024	3/19/2024	0.538	2,364
Interest on capital (JCP) related to fiscal year 2024	7/25/2024	9/4/2024	0.376	1,608
Interest on capital (JCP) related to fiscal year 2024	11/28/2024	3/14/2025	0.091	388
				4,360
Dividends related to fiscal year 2024	2/19/2025	3/14/2025	0.347	1,596
Interest on capital (JCP) related to fiscal year 2025	7/31/2025	9/3/2025	0.339	1,448
Dividends and interest on capital (JCP) related to fiscal year 2025	11/27/2025	3/4/2026	0.440	1,879
Dividends related to fiscal year 2025	11/27/2025	1/7/2026	0.234	1,000
				5,923

e.i) Dividends reconciliation

Total
December 31, 2024	330
Addition by decision of the Board of Directors in relation to the previous fiscal year	1,596
Addition by decision of the Board of Directors in anticipation of current year remuneration	4,327
Withholding Income Tax on Interest on Equity	(323)
Payment	(3,238)
Prescribed remuneration	(2)
Translation adjustment	(41)
December 31, 2025	2,651

f) Profit reserves

	Legal reserve	Tax incentive reserve	Statutory reserve	Retained earnings reserve	Additional remuneration reserve	Total of profit reserves
Balance as of December 31, 2022	2,964	4,416	9,349	3,578	437	20,744
Allocation of income	-	891	984	-	2,364	4,239
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(437)	(437)
Treasury shares cancellation	-	-	(4,164)	-	-	(4,164)
Translation adjustment	230	383	604	278	-	1,495
Balance as of December 31, 2023	3,194	5,690	6,773	3,856	2,364	21,877
Allocation of income	-	392	2,182	-	1,596	4,170
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(2,364)	(2,364)
Translation adjustment	(696)	(1,308)	(2,162)	(841)	-	(5,007)
Balance as of December 31, 2024	2,498	4,774	6,793	3,015	1,596	18,676
Allocation of income	-	560	-	-	-	560
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	(2,535)	(1,596)	(4,131)
Translation adjustment	313	597	852	615	-	2,377
Balance as of December 31, 2025	2,811	5,931	7,645	1,095	-	17,482

Legal reserve - Is a legal requirement for Brazilian public companies to retain 5% of the annual net income up to 20% of the capital. The reserve can only be used to compensate losses or to increase capital. The reserve can only be used to absorb losses or to increase capital. In 2022, the limit of 20% of the share capital for the constitution of the legal reserve was reached, in accordance with article 193 of Law No. 6,404 and article 39 of the Company's Bylaws.

Tax incentive reserve - Results from the option to designate a portion of the income tax for investments in projects approved by the Brazilian Government as well as tax incentives. The amount recorded in this reserve refers substantially to incentives linked to subsidies for investments made within the scope of the Superintendencies for the Development of the Northeast (SUDENE) and the Amazônia (SUDAM).

Statutory reserve - Aims to ensure the maintenance and development of the main activities that comprise the Company’s operations and to retain budgeted capital for investments. Based on the Company’s by-laws, this reserve is capped to 50% of the annual distributable net income, up to the amount of the share capital.

Retained earnings reserve – It is intended to be used in investments for capital expenditures as allowed by the Brazilian Corporate Law.

Additional remuneration reserve - Results from the remuneration proposed by Management that exceeds the mandatory minimum remuneration of 25% of the adjusted net income.

Accounting policy

Share capital and treasury shares - The Company holds shares in treasury for a future sale, cancellation or for the payment of the executives' long-term compensation programs. These shares are recognized in a specific account as a reduction of equity to the acquisition value and maintained at the cost of the transaction. Incremental costs directly attributable to the issue of new shares or options are recognized in equity as a deduction from the amount raised, net of taxes.

Shareholder’s remuneration - The shareholder’s remuneration is paid on dividends and interest on capital. This remuneration is recognized as a liability in the financial statements of the Company based on bylaws. Any amount above the minimum mandatory remuneration approved by the by-laws shall only be recognized in current liabilities on the date that is approved by shareholders.

The Company is permitted to distribute interest attributable to equity. The calculation is based on the equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Brazilian Government Long-term Interest Rate (“TJLP”) determined by the Central Bank of Brazil. Also, such interest may not exceed 50% of the net income for the year or 50% of retained earnings plus profit reserves as determined by Brazilian corporate law.

The benefit to the Company, as opposed to making a dividend payment, is a reduction in the income tax burden because this interest charge is tax deductible in Brazil. Income tax of 15% is withheld on behalf of the shareholders relative to the interest distribution. Under Brazilian law, interest attributed to equity is considered as part of the annual minimum mandatory dividend. This notional interest distribution is treated for accounting purposes as a deduction from equity in a manner similar to a dividend and the tax deductibility recorded in the income statement.